Marketable Securities (Tables)	12 Months Ended
Mar. 31, 2021
Marketable Securities [Abstract]
Schedule of Marketable Securities	The Company acquired equity securities listed in Hong Kong and Australian Securities Exchange.
	March 31,
	2020	2021

Cost	$21,920	$22,842

Market value	$19,441	$22,373